17010346

Received SEC

APR 11 2017

Washington, DC 20549

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-14195

April 11, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration 1.375% senior notes due 2025 of American Tower Corporation under the Exchange Act of 1934.

Sincerely,

Silvio Conte